Rule 497(e)
                                                 File Nos. 33-69686 and 811-8064




                             The Montgomery Funds II

                      Supplement dated April 8, 2002 to the
                     Class R and Class P Share Prospectuses
                             dated October 31, 2001



Effective April 30, 2002, purchases will no longer be accepted into the Class R shares and Class P shares of the Montgomery Balanced Fund.